Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000234159 | SPDR Blackstone Senior Loan ETFFR_78467V608
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000234159 | JetBlue Airways Corp./JetBlue Loyalty LPFR_476920AA1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000234159 | Hanesbrands, Inc.FR_410345AL6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000234159 | Post Holdings, Inc.FR_737446AQ7
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000234159 | Allison Transmission, Inc.FR_019736AG2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000234159 | PMHC II, Inc.FR_69346EAG2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000234159 | Point Au Roche Park CLO Ltd.FR_73052WAA1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000234159 | Starwood Property Trust, Inc.FR_85571BAY1
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000234159 | Auris Luxembourg III SARLFR_L0421UAF8
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000234159 | Garda World Security Corp.FR_C4000KAF1
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000234159 | AssetSenior Floating Rate Loans
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000234159 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000234159 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000234159 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000234159 | AssetMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000234159 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000101921 | Zayo Group Holdings, Inc.FR_98919XAB7
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000101921 | AthenaHealth Group, Inc.FR_04686RAB9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000101921 | UKG, Inc.FR_89841EAB1
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000101921 | Central Parent, Inc.FR_15477BAE7
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000101921 | Allied Universal Holdco LLCFR_01957TAH0
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000101921 | Fertitta Entertainment LLCFR_31556PAB3
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000101921 | Cotiviti Corp.FR_22164MAB3
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000101921 | Gainwell Acquisition Corp.FR_59909TAC8
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000101921 | AI Aqua Merger Sub, Inc.FR_00132UAP9
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000101921 | Boxer Parent Co., Inc.FR_05988HAJ6
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000101921 | AssetSenior Floating Rate Loans
Holdings [Line Items]
Percent of Net Asset Value	93.80%
C000101921 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000101921 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000101921 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000101921 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000164161 | Oversea-Chinese Banking Corp. Ltd.FR_69033DAD9
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000164161 | Pertamina Persero PTFR_69370RAK3
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000164161 | Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PTFR_Y7140WAE8
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000164161 | MEGlobal Canada ULCFR_ACI1MCYW5
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000164161 | DBS Group Holdings Ltd.FR_ACI1W6K10
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000164161 | FIEMEX Energia - Banco Actinver SA Institucion de Banca MultipleFR_05974EAA8
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000164161 | Banco Internacional del Peru SAA InterbankFR_P13435AD7
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000164161 | Bharti Airtel Ltd.FR_Y0889VAA8
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000164161 | Guara Norte SARLFR_L4R02QAA8
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000164161 | Cometa Energia SA de CVFR_P29853AA9
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000164161 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000164161 | Peru
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000164161 | India
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000164161 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000164161 | Chile
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000164161 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000164161 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000164161 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000164161 | Paraguay
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000164161 | Panama
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000164160 | U.S. Treasury NotesFR_91282CCP4
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000164160 | U.S. Treasury NotesFR_91282CBJ9
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000164160 | U.S. Treasury NotesFR_912828ZV5
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000164160 | U.S. Treasury NotesFR_912828ZE3
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000164160 | U.S. Treasury NotesFR_91282CAV3
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000164160 | Regatta XXIII Funding Ltd.FR_75889FAC8
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000164160 | Citigroup Mortgage Loan Trust, Inc.FR_17313FAR3
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000164160 | Luminent Mortgage TrustFR_55028CAA3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000164160 | Marble Point CLO XXI Ltd.FR_56606KAA3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000164160 | Park Avenue Institutional Advisers CLO Ltd.FR_70015QAA6
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000164160 | AssetSenior Floating Rate Loans
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000164160 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000164160 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000164160 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000164160 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000164160 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000164160 | AssetCommercial Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000164160 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000144728 | U.S. Treasury NotesFR_91282CBJ9
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000144728 | U.S. Treasury NotesFR_91282CAV3
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000144728 | U.S. Treasury NotesFR_91282CCZ2
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000144728 | U.S. Treasury NotesFR_91282CAE1
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000144728 | U.S. Treasury NotesFR_91282CBT7
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000144728 | U.S. Treasury NotesFR_91282CCF6
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000144728 | U.S. Treasury NotesFR_91282CAZ4
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000144728 | U.S. Treasury NotesFR_912828ZL7
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000144728 | Federal Home Loan Mortgage Corp.FR_3142GSE20
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000144728 | Federal Home Loan Mortgage Corp.FR_3132DUJP3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000144728 | AssetSenior Floating Rate Loans
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000144728 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000144728 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000144728 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000144728 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000144728 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000144728 | AssetCommercial Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000144728 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000144728 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000229692 | SPDR Blackstone Senior Loan ETFFR_78467V608
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000229692 | Invesco Senior Loan ETFFR_46138G508
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000229692 | Barclays PLCFR_06738ECH6
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000229692 | UniCredit SpAFR_904678AQ2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000229692 | S&S Holdings LLCFR_78524JAF8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000229692 | OHA Credit Partners XVII Ltd.FR_67120NAA1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000229692 | Bank of America Corp.FR_06051GKN8
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000229692 | Bank of America Corp.FR_06051GLC1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000229692 | CHG Healthcare Services, Inc.FR_12541HAW3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000229692 | Galaxy U.S. Opco, Inc.FR_36321DAB3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000229692 | AssetSenior Floating Rate Loans
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000229692 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	58.00%
C000229692 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000229692 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000229692 | AssetMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000229692 | AssetCommercial Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000229692 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000229692 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000231369 | South Carolina Public Service Authority Revenue, SCFR_8371513Z0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000231369 | Idaho Housing & Finance Association Revenue, IDFR_45130ABU8
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000231369 | New York City Transitional Finance Authority Future Tax Secured Revenue, NYFR_64971XRM2
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000231369 | City of Dallas, General Obligation, TXFR_235219ND0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000231369 | Pennsylvania Turnpike Commission Revenue, PAFR_709223XV8
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000231369 | Federal Home Loan Mortgage Corp. Multifamily ML CertificatesFR_3137HFP74
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000231369 | South Carolina Jobs-Economic Development Authority Revenue, SCFR_837032BS9
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000231369 | Medford Hospital Facilities Authority Revenue, ORFR_584283GW9
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000231369 | Wisconsin Health & Educational Facilities Authority Revenue, WIFR_97712DVZ6
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000231369 | Hillsborough County Industrial Development Authority Revenue, FLFR_43233KAG9
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000231369 | New York
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000231369 | Texas
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000231369 | Florida
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000231369 | Washington
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000231369 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000231369 | Connecticut
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000231369 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000231369 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000231369 | South Carolina
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000231369 | Oregon
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000225200 | Federal Home Loan Mortgage Corp. Multifamily ML CertificatesFR_3137HFP74
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000225200 | County of Hamilton Revenue, OHFR_4072722B8
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000225200 | California Community Choice Financing Authority Revenue, CAFR_13013JEN2
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000225200 | Southfield Public Schools, General Obligation, MIFR_844215RU9
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000225200 | City of New York, General Obligation, NYFR_64966QXQ8
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000225200 | New Mexico Hospital Equipment Loan Council Revenue, NMFR_647370HV0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000225200 | Medford Hospital Facilities Authority Revenue, ORFR_584283GQ2
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000225200 | Park Hill School District of Platte County, General Obligation, MOFR_727730HW6
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000225200 | Spring Independent School District, General Obligation, TXFR_850001BL1
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000225200 | Louisiana Stadium & Exposition District Revenue, LAFR_546410CS8
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000225200 | New York
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000225200 | Texas
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000225200 | Florida
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000225200 | Washington
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000225200 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000225200 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000225200 | California
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000225200 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000225200 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000225200 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000173571 | SPDR Portfolio Intermediate Term Treasury ETFFR_78464A672
Holdings [Line Items]
Percent of Net Asset Value	48.90%
C000173571 | SPDR Portfolio Mortgage Backed Bond ETFFR_78464A383
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000173571 | SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000173571 | SPDR Portfolio Long Term Corporate Bond ETFFR_78464A367
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000173571 | SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000173571 | SPDR Portfolio Intermediate Term Corporate Bond ETFFR_78464A375
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000173571 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000173571 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000101919 | SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000101919 | SPDR Portfolio Intermediate Term Corporate Bond ETFFR_78464A375
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000101919 | SPDR S&P 500 ETF TrustFR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000101919 | SPDR Portfolio Developed World ex-U.S. ETFFR_78463X889
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000101919 | SPDR Portfolio Emerging Markets ETFFR_78463X509
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000101919 | SPDR Portfolio Aggregate Bond ETFFR_78464A649
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000101919 | SPDR Bloomberg 1-10 Year TIPS ETFFR_78468R861
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000101919 | SPDR Portfolio S&P 600 Small Cap ETFFR_78468R853
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000101919 | SPDR Bloomberg Emerging Markets Local Bond ETFFR_78464A391
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000101919 | SPDR Bloomberg International Corporate Bond ETFFR_78464A151
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000101919 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000101919 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000101919 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000101919 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000101919 | IndustryInternational Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000101919 | IndustryInflation Linked
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000101917 | SPDR Blackstone Senior Loan ETFFR_78467V608
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000101917 | SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000101917 | SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000101917 | SPDR Bloomberg Emerging Markets Local Bond ETFFR_78464A391
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000101917 | SPDR S&P Global Infrastructure ETFFR_78463X855
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000101917 | Schwab U.S. Dividend Equity ETFFR_808524797
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000101917 | SPDR Portfolio S&P 500 High Dividend ETFFR_78468R788
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000101917 | SPDR Bloomberg 1-3 Month T-Bills ETFFR_78468R663
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000101917 | SPDR Bloomberg Emerging Markets USD Bond ETFFR_78468R515
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000101917 | SPDR ICE Preferred Securities ETFFR_78464A292
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000101917 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	47.10%
C000101917 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000101917 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000101917 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000101917 | IndustryInternational Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000101917 | IndustryInflation Linked
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000101917 | IndustryReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000101916 | SPDR Bloomberg 1-10 Year TIPS ETFFR_78468R861
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000101916 | SPDR S&P Global Infrastructure ETFFR_78463X855
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000101916 | SPDR Bloomberg 1-3 Month T-Bills ETFFR_78468R663
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000101916 | SPDR S&P Global Natural Resources ETFFR_78463X541
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000101916 | SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETFFR_78468R440
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000101916 | The Energy Select Sector SPDR FundFR_81369Y506
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000101916 | SPDR FTSE International Government Inflation-Protected Bond ETFFR_78464A490
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000101916 | SPDR S&P Metals & Mining ETFFR_78464A755
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000101916 | SPDR Dow Jones REIT ETFFR_78464A607
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000101916 | SPDR Dow Jones International Real Estate ETFFR_78463X863
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000101916 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000101916 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000101916 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000101916 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000101916 | IndustryInternational Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000101916 | IndustryInflation Linked
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000101916 | IndustryReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000101916 | IndustryNatural Resources
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000119098 | U.S. Treasury BillsFR_912797MW4
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000119098 | U.S. Treasury BillsFR_912797ML8
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000119098 | U.S. Treasury NotesFR_91282CHN4
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000119098 | American Express Credit Account Master TrustFR_02582JJT8
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000119098 | Sumitomo Mitsui Financial Group, Inc.FR_86562MCT5
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000119098 | Mercedes-Benz Auto Lease TrustFR_58768RAC4
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000119098 | NTT Finance Corp.FR_62954WAC9
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000119098 | Charles Schwab Corp.FR_808513CG8
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000119098 | Realty Income Corp.FR_756109BQ6
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000119098 | U.S. Treasury NotesFR_91282CHK0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000119098 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000119098 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000119098 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000119098 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000119098 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000119098 | AssetCommercial Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000253545 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000253545 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000253545 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000253545 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000253545 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000253545 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000253545 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000253545 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253545 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253545 | Home Depot, Inc.FR_437076102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253545 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000253545 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000253545 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000253545 | IndustryTechnology Hardware, Storage and Peripherals
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000253545 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000253545 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000253545 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000253545 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000253545 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000253545 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000170017 | The Energy Select Sector SPDR FundFR_81369Y506
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000170017 | The Technology Select Sector SPDR FundFR_81369Y803
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000170017 | The Financial Select Sector SPDR FundFR_81369Y605
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000170017 | The Communication Services Select Sector SPDR FundFR_81369Y852
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000170017 | The Consumer Discretionary Select Sector SPDR FundFR_81369Y407
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000170017 | The Industrial Select Sector SPDR FundFR_81369Y704
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000170017 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000170017 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	100.00%